Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Leases remaining terms	2 years
Leases extend term	2 years
Total operating leases	$ 288	$ 232	$ 74